5. WARRANTS (Sept. 2017 Note)	3 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

As of September 30, 2017, there were warrants outstanding for the issuance of an aggregate of 666,667 shares of common stock, $0.01 par value at a purchase price of $0.01 per share. The warrants were exercisable beginning on October 2, 2017 and expired on October 16, 2017. All warrants for 666,667 shares were exercised before October 16, 2017, by payment to the Company for the aggregate purchase price of $6,667.

Warrants previously outstanding for the issuance of an aggregate of 2,994,893 shares of common stock, $0.01 par value at an average exercise price of $0.75 per share expired on September 28, 2017. None of these warrants were exercised before their expiration.